Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Defined Contribution Plan Disclosures

	2025	2024	2023
Plan expense	$399	$376	$327
Expense funded with Stryker common stock	72	62	57
Stryker common stock held by plan:
Dollar amount	$763	$781	$649
Shares (in millions)	2.2	2.2	2.2
Value as a percentage of total plan assets	8%	10%	10%

Schedule of Costs of Retirement Plans

Components of Net Periodic Pension Cost
Net periodic benefit cost:	2025	2024	2023
Service cost	$(42)	$(39)	$(32)
Interest cost	(24)	(21)	(23)
Expected return on plan assets	22	19	18
Amortization of prior service credit	2	1	1
Recognized actuarial gain (loss)	(2)	(1)	4
Net periodic benefit cost	$(44)	$(41)	$(32)
Changes in assets and benefit obligations recognized in OCI:
Net actuarial gain (loss)	$93	$43	$(67)
Recognized net actuarial (gain) loss	2	1	(4)
Prior service credit and transition amount	(2)	(1)	(1)
Total recognized in other comprehensive income (loss)	$93	$43	$(72)
Total recognized in net periodic benefit cost and OCI	$49	$2	$(104)
Weighted-average rates used to determine net periodic benefit cost:
Discount rate	2.9%	2.8%	3.3%
Expected return on plan assets	4.1%	4.3%	4.2%
Rate of compensation increase	2.9%	3.0%	3.0%
Weighted-average discount rate used to determine projected benefit obligations	3.6%	2.9%	2.8%

Schedule of Defined Benefit Plans Disclosures

	2025	2024
Fair value of plan assets	$560	$492
Benefit obligations	(829)	(782)
Funded status	$(269)	$(290)
Reported as:
Noncurrent assets—other assets	$72	$48
Current liabilities—accrued compensation	(5)	(3)
Noncurrent liabilities—other liabilities	(336)	(335)
Pre-tax amounts recognized in AOCI:
Unrecognized net actuarial gain (loss)	101	6
Unrecognized prior service credit	8	8
Total	$109	$14

Schedule of Changes in Accumulated Postemployment Benefit Obligations

Change in Benefit Obligations
	2025	2024
Beginning projected benefit obligations	$782	$826
Service cost	42	39
Interest cost	24	21
Foreign exchange impact and other	114	(52)
Employee contributions	9	7
Actuarial (gains) losses	(116)	(40)
Benefits paid	(26)	(19)
Ending projected benefit obligations	$829	$782
Ending accumulated benefit obligations	$786	$748

Schedule of Changes in Fair Value of Plan Assets

Change in Plan Assets
	2025	2024
Beginning fair value of plan assets	$492	$485
Actual return	(3)	22
Employer contributions	23	23
Employee contributions	9	7
Foreign exchange impact	60	(31)
Benefits paid	(21)	(14)
Ending fair value of plan assets	$560	$492

Valuation of Plan Assets
2025	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$16	$—	$—	$16
Equity securities	9	162	—	171
Debt securities	2	230	—	232
Other	4	83	54	141
Total	$31	$475	$54	$560

2024	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$17	$—	$—	$17
Equity securities	8	125	—	133
Debt securities	2	203	—	205
Other	4	76	57	137
Total	$31	$404	$57	$492

Schedule of Allocation of Plan Assets

Allocation of Plan Assets
	2026 Target	2025 Actual	2024 Actual
Equity securities	26%	32%	28%
Debt securities	41	39	40
Other	33	29	32
Total	100%	100%	100%

Schedule of Expected Benefit Payments

Estimated Future Benefit Payments
2026	2027	2028	2029	2030	2031-2035
$29	$32	$33	$34	$38	$223